Related parties - Transaction with Associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Other operating income		$ 0.1	$ 0.2
Operating expenses and cost of services	$ 3.4	4.0	3.4
Finance income	$ 0.7	$ 0.3	$ 0.2